Disclosure of detailed information about marketable securities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 1	$ 5,280,000
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 2	566,627
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 3	5,846,627
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 4	0
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 5	1,828,695
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 6	1,828,695
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 7	(3,000,000)
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 8	(398,726)
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 9	(3,398,726)
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 10	2,280,000
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 11	1,996,596
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 12	$ 4,276,596
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 1		$ 0
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 2		8,830
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 3		8,830
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 4		6,360,000
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 5		549,741
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 6		6,909,741
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 7		(1,080,000)
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 8		8,056
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 9		(1,071,944)
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 10		5,280,000
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 11		566,627
Marketable Securities Disclosure Of Detailed Information About Marketable Securities 12		$ 5,846,627